Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Investments in Associates and Joint Ventures at an Aggregate Level
The following table shows the value of the investments in associates and joint ventures at an aggregate level as of December 31, 2023, 2022 and 2021:

	2023	2022	2021
Amount of investments in associates	142	172	160
Amount of investments in joint ventures	1,534	1,733	1,369

	1,676	1,905	1,529

Summary of Movements which Affected the Value of the Investments in Associates and Joint Ventures
The main movements during the years ended December 31, 2023, 2022 and 2021, which affected the value of the aforementioned investments, correspond to:

	2023	2022	2021
Amount at the beginning of year	1,905	1,529	1,274
Acquisitions and contributions	5	2	-
Income on investments in associates and joint ventures	94	446	287
Translation differences	(99)	(40)	(7)
Distributed dividends	(275)	(94)	(59)
Adjustment for inflation (1)	46	61	34
Capitalization in associates and joint ventures	-	1	-

Amount at the end of year	1,676	1,905	1,529

(1)
Corresponds to adjustment for inflation of opening balances of associates and joint ventures with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

Summary of the principal amounts of the results of the investments in associates and joint ventures
The following table shows the principal amounts of the results of the investments in associates and joint ventures of the Group, calculated according to the equity method therein, for the years ended December 31, 2023, 2022 and 2021. The values reported by these companies have been adjusted, if applicable, to adapt them to the accounting policies used by the Company for the calculation of the equity method value in the aforementioned dates:

	Associates			Joint ventures
	2023	2022	2021	2023	2022	2021
Net income	(2)	13	46	96	433	241
Other comprehensive income	(23)	8	7	(30)	13	20

Comprehensive income for the year	(25)	21	53	66	446	261

Summary of analysis of assets and liabilities of significant associates and joint ventures
The financial information corresponding to YPF EE’s assets and liabilities as of December 31, 2023, 2022 and 2021, as well as the results as of such dates, are detailed below:

	2023 (1)		2022 (1)	2021 (1)
Total non-current assets	2,102		1,839	1,791
Cash and cash equivalents	114		94	97
Other current assets	152		178	145
Total current assets	266		272	242

Total assets	2,368		2,111	2,033

Financial liabilities (excluding Accounts payable, Provisions and Other liabilities)	720		721	652
Other non-current liabilities	204		97	134
Total non-current liabilities	924		818	786
Financial liabilities (excluding Accounts payable, Provisions and Other liabilities)	188		150	195
Other current liabilities	143		110	128
Total current liabilities	331		260	323

Total liabilities	1,255		1,078	1,109

Total shareholders’ equity	1,113	(2)	1,033	924

Dividends received (3)	35		25	-

Closing exchange rates	806.95		177.06	102.62

	2023 (1)	2022 (1)	2021 (1)
Revenues	531	486	442
Interest income	6	41	18
Depreciation and amortization	(143)	(107)	(96)
Interest loss	(56)	(68)	(80)
Income tax	(266)	(11)	(85)
Operating profit	273	247	225

Net income	(53)	134	66
Other comprehensive income	2,414	585	186

Total comprehensive income	2,361	719	252

Average exchange rates	294.95	130.71	95.06

(1)
The financial information arises from the statutory consolidated financial statements of YPF EE and the amounts are translated to U.S. dollars using the exchange rates indicated. On this information, accounting adjustments have been made for the calculation of equity interest and results of YPF EE. The equity and adjusted results do not differ significantly from the financial information disclosed here.

(2)	Includes the non-controlling interest.
(3)	The amounts are translated to U.S. dollars using the exchange rate at the date of the dividends’ payment.

Summary of Investments Information
The following table shows information of the subsidiaries, associates and joint ventures:

Name of entity	Main Business	Country	% of ownership of capital stock

Subsidiaries: (4)
YPF International (3)	Investment	Bolivia	100.00%
YPF Holdings (3) (5)	Investment and finance	United States	100.00%
OPESSA	Commercial management of YPF’s gas stations	Argentina	99.99%
AESA	Engineering and construction services	Argentina	100.00%
Metrogas	Providing the public service of natural gas distribution	Argentina	70.00%
YPF Chile (3)	Lubricants, diesel, petrochemicals and aviation fuels trading and natural gas commercialization	Chile	100.00%
YTEC	Investigation, development, production, import, export and commercialization of technologies, knowledge, goods and services	Argentina	51.00%

Name of entity	Main Business	Country	% of ownership of capital stock	2023	2022	2021

Joint Ventures: (2)
YPF EE (3)	Generation, transportation and commercialization of electric energy from all primary production sources	Argentina	75.00%	735	776	699
MEGA (3)	Separation, fractionation, storage and transportation of natural gas liquids, and its commercialization	Argentina	38.00%	133	164	111
Profertil (3)	Production and commercialization of fertilizers	Argentina	50.00%	339	449	276
Refinor	Industrialization, transportation and commercialization of hydrocarbons	Argentina	50.00%	23	35	32
OLCLP (3)	Construction and exploitation of a pipeline, oil transportation and storage, import, export, purchase and sale of raw materials, industrial equipment and machinery	Argentina	85.00%	34	25	16
CT Barragán (3)	Production and generation of electric energy	Argentina	50.00%	250	268	227

Associates:
Oldelval (3)	Hydrocarbon transportation and storage	Argentina	37.00%	55	58	47
Termap	Hydrocarbon storage and shipment	Argentina	33.15%	15	20	24
Oiltanking (3)	Hydrocarbon transportation and storage	Argentina	30.00%	25	26	19
CDS (3)	Electric power generation and its commercialization	Argentina	10.25% (1)	26	28	27
YPF Gas	Gas fractionation, bottling, distribution and transportation for industrial and/or residential use	Argentina	33.99%	17	34	30
Other companies:
Other	-	-	-	24	22	21

				1,676	1,905	1,529

(1)	Additionally, the Group has a 22.36% indirect holding in capital stock through YPF EE.
(2)	As stipulated by shareholders’ agreement, joint control is held in this company by shareholders.
(3)	The U.S. dollar has been defined as the functional currency of this company.
(4)
Additionally, consolidates YPF Services USA Corp., YPF Brasil, Wokler Investment S.A., YPF Colombia S.A.S., Miwen S.A., Eleran, Lestery S.A., YPF Perú, YPF Ventures, Metroenergía, YPF Litio S.A.U and YPF Digital S.A.U.

(5)	See Note 3.